Financial instruments risks - Summary of Credit Quality Analysis of Loans and Advances (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of internal credit grades [line items]
Financial assets	$ 15,350,501,149	$ 11,753,183,986
Cash and cash equivalents
Disclosure of internal credit grades [line items]
Financial assets	1,042,120,327	905,193,315
Loans to corporate entities
Disclosure of internal credit grades [line items]
Financial assets	5,863,625,158	3,185,168,379
Consumer loans
Disclosure of internal credit grades [line items]
Financial assets	5,823,170,095	3,000,548,368
Reverse repurchase agreement
Disclosure of internal credit grades [line items]
Financial assets	0	2,618,426,758
Reverse repurchase agreement | BCRA repos (CCC+)
Disclosure of internal credit grades [line items]
Financial assets	0	2,618,426,758
Debt securities
Disclosure of internal credit grades [line items]
Financial assets	2,621,585,569	2,043,847,166
Low Risk | Cash and cash equivalents | BCRA Unrestricted Current Account
Disclosure of internal credit grades [line items]
Financial assets	$ 1,042,120,327	905,193,315
Low Risk | Cash and cash equivalents | BCRA Unrestricted Current Account | Max
Disclosure of internal credit grades [line items]
Percentage of credit risk	2.30%
Low Risk | Loans to corporate entities
Disclosure of internal credit grades [line items]
Financial assets	$ 5,271,693,652	2,732,218,500
Low Risk | Loans to corporate entities | Max
Disclosure of internal credit grades [line items]
Percentage of credit risk	4.00%
Low Risk | Consumer loans
Disclosure of internal credit grades [line items]
Financial assets	$ 4,493,788,292	2,342,903,616
Low Risk | Consumer loans | Max
Disclosure of internal credit grades [line items]
Percentage of credit risk	2.30%
Medium Risk | Loans to corporate entities
Disclosure of internal credit grades [line items]
Financial assets	$ 431,138,682	361,874,966
Medium Risk | Loans to corporate entities | Min
Disclosure of internal credit grades [line items]
Percentage of credit risk	4.00%
Medium Risk | Loans to corporate entities | Max
Disclosure of internal credit grades [line items]
Percentage of credit risk	24.00%
Medium Risk | Consumer loans
Disclosure of internal credit grades [line items]
Financial assets	$ 1,183,021,451	579,528,590
Medium Risk | Consumer loans | Min
Disclosure of internal credit grades [line items]
Percentage of credit risk	2.30%
Medium Risk | Consumer loans | Max
Disclosure of internal credit grades [line items]
Percentage of credit risk	29.00%
High Risk | Loans to corporate entities
Disclosure of internal credit grades [line items]
Financial assets	$ 145,287,009	78,964,538
High Risk | Loans to corporate entities | Min
Disclosure of internal credit grades [line items]
Percentage of credit risk	24.00%
High Risk | Loans to corporate entities | Max
Disclosure of internal credit grades [line items]
Percentage of credit risk	100.00%
High Risk | Consumer loans
Disclosure of internal credit grades [line items]
Financial assets	$ 48,098,260	13,106,563
High Risk | Consumer loans | Min
Disclosure of internal credit grades [line items]
Percentage of credit risk	29.00%
High Risk | Consumer loans | Max
Disclosure of internal credit grades [line items]
Percentage of credit risk	100.00%
Non Performing | Loans to corporate entities
Disclosure of internal credit grades [line items]
Percentage of credit risk	100.00%
Financial assets	$ 15,505,815	12,110,375
Non Performing | Consumer loans
Disclosure of internal credit grades [line items]
Percentage of credit risk	100.00%
Financial assets	$ 98,262,092	65,009,599
BCRA securities (B) | Debt securities
Disclosure of internal credit grades [line items]
Financial assets	37,098,912	379,626,933
Government securities (CCC+) | Debt securities
Disclosure of internal credit grades [line items]
Financial assets	2,546,931,922	1,637,712,932
Corporate Bonds B | Debt securities
Disclosure of internal credit grades [line items]
Financial assets	5,266,631	26,317,403
Corporate Bonds (BB-) | Debt securities
Disclosure of internal credit grades [line items]
Financial assets	31,845,107	189,898
Corporate Bonds (BB) | Debt securities
Disclosure of internal credit grades [line items]
Financial assets	$ 442,997	$ 0